BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2015		2014
	Unaudited
Numerator:

Net loss available to ordinary shareholders	$(2,300)		$(324)

Denominator:

Denominator for basic loss per share - weighted average number of ordinary shares, net of treasury stock	41,390,523		41,599,731
Effect of dilutive securities:
Employee stock options	-	*)	-	*)
Senior convertible notes	-		-	**)

Denominator for diluted net loss per share - adjusted weighted average number of shares	41,390,523		41,599,731

*)	Antidilutive.
**)	Insignficant.